Prepaid expenses and other receivables (Tables)	12 Months Ended
Mar. 31, 2014
Prepaid expenses and other receivables
Schedule of Prepaid Expenses and Other Receivables
	March 31,
	2013	2014	2014
	RMB	RMB	US$

Prepaid expenses	9,372	20,593	3,313
Tax receivables	—	13,406	2,157
Other receivables	2,230	3,011	484
Total prepaid expenses and other receivables	11,602	37,010	5,954